SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

Wells Fargo Advantage Growth Balanced Fund

Wells Fargo Advantage Index Asset Allocation Fund

Wells Fargo Advantage Moderate Balanced Fund

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

Wells Fargo Advantage WealthBuilder Equity Portfolio

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio

WELLS FARGO ADVANTAGE VT FUNDS

Wells Fargo Advantage VT Index Asset Allocation Fund

(Each, a “Fund” and together, the “Funds”)

            Effective immediately, all references to Jeffrey P. Mellas, CAIA in each Fund’s prospectuses and SAI are removed.

August 22, 2013                                                                                                          AFAM083/P503AS3